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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one):
                  [_] is a restatement.
                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Stone Harbor Investment Partners LP
Address:        31 West 52nd Street
                16th Floor
                New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Peter Wilby
Title:          Chief Investment Officer
Phone:          (212) 548-1200

Signature, Place, and Date of Signing:

/s/ Peter J. Wilby                  New York, NY              May 12, 2011
------------------------            ----------------          ----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   -------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $147,407

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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                     Form 13F Information Table - Q1 2011

                                                    MARKET   SHARES/                                 VOTING    VOTING    VOTING
                                                     VALUE  PRINCIPAL  SHARES/  INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP   (000'S)  AMOUNT   PRINCIPAL DISCRETION MANAGERS  (SOLE)   (SHARED)   (NONE)
--------------            --------------- --------- ------- --------- --------- ---------- -------- --------- --------- ---------
AES TR III                PFD CV 6.75%    00808N202     451     9,200 SH        SOLE              0     9,200         0         0
AIRTRAN HLDGS INC         NOTE 5.250%11/0 00949PAD0   2,169 1,498,000 PRN       SOLE              0 1,498,000         0         0
ALLIANT TECHSYSTEMS INC   NOTE 2.750% 9/1 018804AN4   4,506 4,500,000 PRN       SOLE              0 4,500,000         0         0
AMYLIN PHARMACEUTICALS
  INC                     NOTE 3.000% 6/1 032346AF5   4,059 4,685,000 PRN       SOLE              0 4,685,000         0         0
ANGLOGOLD ASHANTI HLDGS
  FIN                     MAND BD CV 13   03512Q206     531    10,000 SH        SOLE              0    10,000         0         0
APACHE CORP               PFD CONV SER D  037411808   5,158    73,150 SH        SOLE              0    73,150         0         0
ARCHER DANIELS MIDLAND CO UNIT 99/99/9999 039483201   4,052    90,000 SH        SOLE              0    90,000         0         0
BOSTON PPTYS LTD
  PARTNERSHIP             NOTE 3.750% 5/1 10112RAG9     580   500,000 PRN       SOLE              0   500,000         0         0
CHARTER COMMUNICATIONS
  INC D                   CL A NEW        16117M305  27,046   546,498 SH        SOLE              0   546,498         0         0
COMTECH
  TELECOMMUNICATIONS C    NOTE 3.000% 5/0 205826AF7   3,614 3,450,000 PRN       SOLE              0 3,450,000         0         0
DENDREON CORP             NOTE 2.875% 1/1 24823QAC1     516   500,000 PRN       SOLE              0   500,000         0         0
DEX ONE CORP              COM             25212W100   2,001   381,075 SH        SOLE              0   381,075         0         0
EARTHLINK INC             FRNT 3.250%11/1 270321AA0   6,162 5,700,000 PRN       SOLE              0 5,700,000         0         0
EL PASO CORP              COM             28336L109   6,221   347,521 SH        SOLE              0   347,521         0         0
GILEAD SCIENCES INC       NOTE 0.500% 5/0 375558AG8   7,329 6,650,000 PRN       SOLE              0 6,650,000         0         0
HARTFORD FINL SVCS GROUP
  INC                     DEP CONV PFD    416515708   1,300    50,050 SH        SOLE              0    50,050         0         0
HERCULES OFFSHORE INC     NOTE 3.375% 6/0 427093AD1   1,908 2,000,000 PRN       SOLE              0 2,000,000         0         0
HOLOGIC INC               FRNT 2.000%12/1 436440AA9   2,433 2,500,000 PRN       SOLE              0 2,500,000         0         0
HOVNANIAN ENTERPRISES INC UNIT 99/99/9999 44248W208     213    10,000 SH        SOLE              0    10,000         0         0
INVITROGEN CORP           NOTE 3.250% 6/1 46185RAM2   8,065 7,228,000 PRN       SOLE              0 7,228,000         0         0
LUCENT TECHNOLOGIES INC   DBCV 2.875% 6/1 549463AG2   3,949 4,400,000 PRN       SOLE              0 4,400,000         0         0
LUCENT TECHNOLOGIES INC   DBCV 2.875% 6/1 549463AH0   1,290 1,315,000 PRN       SOLE              0 1,315,000         0         0
LYONDELLBASELL
  INDUSTRIES N            SHS - A -       N53745100   4,459   112,384 SH        SOLE              0   112,384         0         0
METLIFE INC               UNIT 99/99/9999 59156R116   2,278    26,800 SH        SOLE              0    26,800         0         0
MICRON TECHNOLOGY INC     NOTE 1.875% 6/0 595112AH6     252   230,000 PRN       SOLE              0   230,000         0         0
MOLYCORP INC DEL          PFD CONV SER A  608753208   1,343    12,000 SH        SOLE              0    12,000         0         0
NEWPARK RES INC           NOTE 4.000%10/0 651718AC2   3,445 3,247,000 PRN       SOLE              0 3,247,000         0         0
OLD REP INTL CORP         NOTE 3.750% 3/1 680223AH7     500   500,000 PRN       SOLE              0   500,000         0         0
OMNICOM GROUP INC         NOTE 7/3        681919AV8   1,007   975,000 PRN       SOLE              0   975,000         0         0
ON SEMICONDUCTOR CORP     NOTE 4/1        682189AE5   4,861 4,350,000 PRN       SOLE              0 4,350,000         0         0
ON SEMICONDUCTOR CORP     NOTE 2.625%12/1 682189AG0   4,751 4,000,000 PRN       SOLE              0 4,000,000         0         0
PROTEIN DESIGN LABS INC   NOTE 2.000% 2/1 74369LAF0   1,955 1,950,000 PRN       SOLE              0 1,950,000         0         0
QUICKSILVER RESOURCES INC DBCV 1.875%11/0 74837RAB0   2,608 2,437,000 PRN       SOLE              0 2,437,000         0         0
RADIAN GROUP INC          NOTE 3.000%11/1 750236AK7     933 1,000,000 PRN       SOLE              0 1,000,000         0         0
RTI INTL METALS INC       NOTE 3.000%12/0 74973WAA5   2,330 2,000,000 PRN       SOLE              0 2,000,000         0         0
SANDISK CORP              NOTE 1.500% 8/1 80004CAD3   2,243 1,990,000 PRN       SOLE              0 1,990,000         0         0
SAVIENT PHARMACEUTICALS
  INC                     NOTE 4.750% 2/0 80517QAA8     588   500,000 PRN       SOLE              0   500,000         0         0
SMITHFIELD FOODS INC      NOTE 4.000% 6/3 832248AR9   2,511 1,950,000 PRN       SOLE              0 1,950,000         0         0
SUPERMEDIA INC            COM             868447103     286    42,799 SH        SOLE              0    42,799         0         0
TEVA PHARMACEUTICAL FIN
  LLC                     DBCV 0.250% 2/0 88163VAE9   2,412 2,120,000 PRN       SOLE              0 2,120,000         0         0
TYSON FOODS INC           NOTE 3.250%10/1 902494AP8   6,232 4,625,000 PRN       SOLE              0 4,625,000         0         0
WELLS FARGO & CO NEW      PERP PFD CNV A  949746804   5,368     5,170 SH        SOLE              0     5,170         0         0
XILINX INC                SDCV 3.125% 3/1 983919AD3   3,495 3,000,000 PRN       SOLE              0 3,000,000         0         0
                                                    -------
                                          Total     147,407
                                                    =======
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